LEASE LIABILITIES (Details Narrative)						12 Months Ended
	Sep. 20, 2021 GBP (£)	Sep. 02, 2020 USD ($)	Sep. 02, 2020 VND (₫)	Aug. 15, 2020 USD ($)	Aug. 15, 2020 SGD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 HKD ($)	Jul. 01, 2021 GBP (£)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Lease fees						$ 4,928,967		£ 1,000	$ 868,439	$ 3,078,251
Short term leases	£ 8,800
Borrowing interest rate						5.00%			12.50%
Lease agreement [member]
IfrsStatementLineItems [Line Items]
Rental payment		$ 4,561	₫ 106,080,000	$ 12,125	$ 16,500	$ 86,882	$ 676,700
Rental description						The period 1 May 2021 to 30 September 2021 was rent free	The period 1 May 2021 to 30 September 2021 was rent free